Nov. 01, 2018
J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Diversified Fund

JPMorgan Equity Focus Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan U.S. Large Cap Core Plus Fund

(Class A, Class C, Class I and Class L Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I and JPMorgan Trust II has approved changes to the investment advisory fee or expense limitation arrangement for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Diversified Fund — Class A, Class C, and Class I Shares:

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.47	0.41	0.41

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[1]	0.22	0.16	0.16

Acquired Fund Fees and Expenses	0.11	0.11	0.11

Total Annual Fund Operating Expenses	1.38	1.82	1.07

Fee Waivers and/or Expense Reimbursements[2]	(0.41)	(0.35)	(0.35)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.97	1.47	0.72

1	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

2
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 0.96%, 1.46% and 0.71% of the average daily net assets of Class A, Class C and Class I Shares, respectively (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	552	796	1,102	1,970

CLASS C SHARES ($)	258	511	926	2,085

CLASS I SHARES ($)	82	277	528	1,248

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	552	796	1,102	1,970

CLASS C SHARES ($)	158	511	926	2,085

CLASS I SHARES ($)	82	277	528	1,248

JPMorgan Equity Focus Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.50%	0.50%	0.50%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.46	0.45	0.43

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.21	0.20	0.18

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.22	1.71	0.94

Fee Waivers and/or Expense Reimbursements[3]	(0.12)	(0.11)	(0.09)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.10	1.60	0.85

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.10%, 1.60% and 0.85% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	631	881	1,149	1,915

CLASS C SHARES ($)	263	528	918	2,010

CLASS I SHARES ($)	87	291	511	1,146

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	631	881	1,149	1,915

CLASS C SHARES ($)	163	528	918	2,010

CLASS I SHARES ($)	87	291	511	1,146

JPMorgan Intrepid America Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.36	0.36	0.35

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.11	0.11	0.10

Total Annual Fund Operating Expenses	0.91	1.41	0.65

Fee Waivers and/or Expense Reimbursements[3]	(0.07)	(0.07)	(0.06)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.84	1.34	0.59

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.84%, 1.34% and 0.59% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	606	793	996	1,580

CLASS C SHARES ($)	236	439	764	1,685

CLASS I SHARES ($)	60	202	356	805

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	606	793	996	1,580

CLASS C SHARES ($)	136	439	764	1,685

CLASS I SHARES ($)	60	202	356	805

JPMorgan Intrepid Growth Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.36	0.36	0.36

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.11	0.11	0.11

Total Annual Fund Operating Expenses	0.91	1.41	0.66

Fee Waivers and/or Expense Reimbursements[3]	(0.07)	(0.07)	(0.07)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.84	1.34	0.59

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.84%, 1.34% and 0.59% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	606	793	996	1,580

CLASS C SHARES ($)	236	439	764	1,685

CLASS I SHARES ($)	60	204	361	816

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	606	793	996	1,580

CLASS C SHARES ($)	136	439	764	1,685

CLASS I SHARES ($)	60	204	361	816

JPMorgan Intrepid Sustainable Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.45%	0.45%	0.45%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	1.17	1.20	1.13

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.92	0.95	0.88

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.88	2.41	1.59

Fee Waivers and/or Expense Reimbursements[3]	(1.04)	(1.07)	(1.00)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.84	1.34	0.59

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.84%, 1.34% and 0.59% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	606	989	1,396	2,530

CLASS C SHARES ($)	236	649	1,189	2,665

CLASS I SHARES ($)	60	404	771	1,805

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	606	989	1,396	2,530

CLASS C SHARES ($)	136	649	1,189	2,665

CLASS I SHARES ($)	60	404	771	1,805

JPMorgan Intrepid Value Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.37	0.38	0.36

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.12	0.13	0.11

Total Annual Fund Operating Expenses	0.92	1.43	0.66

Fee Waivers and/or Expense Reimbursements[3]	(0.09)	(0.10)	(0.07)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.83	1.33	0.59

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.83%, 1.33% and 0.59% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	605	794	999	1,589

CLASS C SHARES ($)	235	443	772	1,704

CLASS I SHARES ($)	60	204	361	816

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	605	794	999	1,589

CLASS C SHARES ($)	135	443	772	1,704

CLASS I SHARES ($)	60	204	361	816

JPMorgan U.S. Large Cap Core Plus Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.65%	0.65%	0.65%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	1.21	1.20	1.20

Dividend Expense on Short Sales	0.85	0.85	0.85

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.11	0.10	0.10

Total Annual Fund Operating Expenses	2.11	2.60	1.85

Fee Waivers and/or Expense Reimbursements[3]	(0.16)	(0.15)	(0.15)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.95	2.45	1.70

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.10%, 1.60% and 0.85% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	713	1,137	1,586	2,826

CLASS C SHARES ($)	348	794	1,367	2,923

CLASS I SHARES ($)	173	567	987	2,157

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	713	1,137	1,586	2,826

CLASS C SHARES ($)	248	794	1,367	2,923

CLASS I SHARES ($)	173	567	987	2,157

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Value Advantage Fund

(Class A, Class C, Class I and Class L Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Value Advantage Fund — Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.34	0.34	0.34

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.09	0.09	0.09

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.15	1.65	0.90

Fee Waivers and/or Expense Reimbursements[3]	(0.01)	(0.01)	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14	1.64	0.89

1	Management Fees have been restated to reflect current fees.

2
“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64% and 0.89% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	870	1,124	1,848

CLASS C SHARES ($)	267	519	896	1,954

CLASS I SHARES ($)	91	286	497	1,107

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	870	1,124	1,848

CLASS C SHARES ($)	167	519	896	1,954

CLASS I SHARES ($)	91	286	497	1,107

JPMorgan Value Advantage Fund — Class L Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1]	0.55%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.19

Service Fees	0.10

Remainder of Other Expenses[2]	0.09

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.75

Fee Waivers and/or Expense Reimbursements[3]	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.74

1	Management Fees have been restated to reflect current fees.

2
“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.75% of the average daily net assets of Class L Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	76	237	411	918

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Equity Focus Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan Value Advantage Fund

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Equity Focus Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fees[1]	0.50%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.21

Service Fees	NONE

Remainder of Other Expenses[2]	0.21

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.72

Fee Waivers and/or Expense Reimbursements[3]	(0.12)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.60

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.60% of the average daily net assets of Class R6 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS R6 SHARES ($)	61	218	389	883

JPMorgan Intrepid America Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5	Class R6
Management Fees[1]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.50	NONE	NONE

Other Expenses	0.36	0.20	0.09

Service Fees	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.11	0.10	0.09

Total Annual Fund Operating Expenses	1.16	0.50	0.39

Fee Waivers and/or Expense Reimbursements[3]	(0.07)	(0.06)	(0.05)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.09	0.44	0.34

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.09%, 0.44% and 0.34% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	111	362	632	1,403

CLASS R5 SHARES ($)	45	154	274	622

CLASS R6 SHARES ($)	35	120	214	488

JPMorgan Intrepid Growth Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5	Class R6
Management Fees[1]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.50	NONE	NONE

Other Expenses	0.37	0.21	0.11

Service Fees	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.12	0.11	0.11

Total Annual Fund Operating Expenses	1.17	0.51	0.41

Fee Waivers and/or Expense Reimbursements[3]	(0.08)	(0.07)	(0.07)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.09	0.44	0.34

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.09%, 0.44% and 0.34% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	111	364	636	1,413

CLASS R5 SHARES ($)	45	156	278	634

CLASS R6 SHARES ($)	35	125	223	511

JPMorgan Intrepid Value Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5	Class R6
Management Fees[1]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.50	NONE	NONE

Other Expenses	0.62	0.22	0.12

Service Fees	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.37	0.12	0.12

Total Annual Fund Operating Expenses	1.42	0.52	0.42

Fee Waivers and/or Expense Reimbursements[3]	(0.33)	(0.08)	(0.08)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.09	0.44	0.34

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.09%, 0.44% and 0.34% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	111	417	745	1,674

CLASS R5 SHARES ($)	45	159	283	645

CLASS R6 SHARES ($)	35	127	227	522

JPMorgan U.S. Large Cap Core Plus Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5	Class R6
Management Fees[1]	0.65%	0.65%	0.65%

Distribution (Rule 12b-1) Fees	0.50	NONE	NONE

Other Expenses	1.22	1.05	0.94

Dividend Expense on Short Sales	0.85	0.85	0.85

Service Fees	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.12	0.10	0.09

Total Annual Fund Operating Expenses	2.37	1.70	1.59

Fee Waivers and/or Expense Reimbursements[3]	(0.07)	(0.05)	(0.04)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	2.30	1.65	1.55

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.45%, 0.80% and 0.70% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	233	733	1,259	2,701

CLASS R5 SHARES ($)	168	531	918	2,004

CLASS R6 SHARES ($)	158	498	862	1,886

JPMorgan Value Advantage Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees[1]	0.55%	0.55%	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE

Other Expenses	0.45	0.37	0.34	0.22	0.09

Service Fees	0.25	0.25	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.20	0.12	0.09	0.12	0.09

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.51	1.18	0.90	0.78	0.65

Fee Waivers and/or Expense Reimbursements[3]	(0.12)	(0.04)	(0.01)	(0.04)	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.39	1.14	0.89	0.74	0.64

1	Management Fees have been restated to reflect current fees.

2
“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.39%, 1.14%, 0.89%, 0.74% and 0.64% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	142	465	812	1,791

CLASS R3 SHARES ($)	116	371	645	1,428

CLASS R4 SHARES ($)	91	286	497	1,107

CLASS R5 SHARES ($)	76	245	429	962

CLASS R6 SHARES ($)	65	207	361	809

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Intrepid Value Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan Value Advantage Fund

(Class T Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Intrepid Value Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class T
Management Fees[1]	0.30%

Distribution (Rule 12b-1) Fees	0.25

Other Expenses	0.37

Service Fees	0.25

Remainder of Other Expenses[2]	0.12

Total Annual Fund Operating Expenses	0.92

Fee Waivers and/or Expense Reimbursements[3]	(0.09)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.83

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the estimated amounts for the current fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.83% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS T SHARES ($)	333	527	738	1,345

JPMorgan U.S. Large Cap Core Plus Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class T
Management Fees[1]	0.65%

Distribution (Rule 12b-1) Fees	0.25

Other Expenses	1.21

Dividend Expense on Short Sales	0.85

Service Fees	0.25

Remainder of Other Expenses[2]	0.11

Total Annual Fund Operating Expenses	2.11

Fee Waivers and/or Expense Reimbursements[3]	(0.16)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.95

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the estimated amounts for the current fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.10% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS T SHARES ($)	443	879	1,341	2,618

JPMorgan Value Advantage Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class T
Management Fees[1]	0.55%

Distribution (Rule 12b-1) Fees	0.25

Other Expenses	0.34

Service Fees	0.25

Remainder of Other Expenses[2]	0.09

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	1.15

Fee Waivers and/or Expense Reimbursements[3]	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the estimated amounts for the current fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS T SHARES ($)	363	605	866	1,612

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE